UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-10399

SCOTTISH WIDOWS INVESTMENT PARTNERSHIP TRUST

(Exact name of registrant as specified in charter)
Two Avenue de Lafayette, 6th Floor
Boston, MA 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Scottish Widows Investment Partnership Ltd. Edinburgh One, Morrison Street, Edinburgh EH3 8BE Scotland	Geoffrey R. T. Kenyon, Esq. Goodwin Procter LLP Exchange Place Boston, MA 02109
Registrant’s telephone number, including area code: (617) 662-3968
Date of fiscal year end: September 30
Date of reporting period: December 31, 2007

Item 1. Schedule of Investments
Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund
SCHEDULE OF INVESTMENTS
December 31, 2007 (Unaudited)

Number		Market
of Shares		Value

Common Stocks - 85.8%
Brazil - 21.0%
2,900	Banco do Brasil S.A.	$48,888
23,100	Companhia Vale do Rio Doce (ADR)	646,338
17,205	Gafisa S.A.	322,099
23,300	Localiza Rent a Car S.A.	244,996
7,620	Petroleo Brasileiro S.A. (ADR)	733,197
11,039	Tam S.A. (ADR)	266,261
2,367	Unibanco - Uniao de Bancos Brasileiros S.A. (GDR)	330,528

		2,592,307

Hong Kong - 9.7%
1,456,400	China LotSynergy Holdings, Ltd.(a)	176,896
15,300	China Mobile, Ltd.	265,140
96,718	China Resources Power Holdings Co., Ltd.	334,450
247,000	CNOOC, Ltd.	414,620

		1,191,106

Malaysia - 3.0%
114,750	AMMB Holdings Bhd	131,355
99,000	Genting Berhad	234,542

		365,897

Mexico - 4.0%
5,400	America Movil SAB de C.V., Series L (ADR)	331,506
54,930	Corporacion GEO S.A. de C.V., Series B(a)	158,031

		489,537

Netherlands - 0.9%
2,162	Zentiva NV (GDR)	114,586

People’s Republic of China - 4.3%
114,000	China Railway Group Ltd.	157,022
35,640	Ping An Insurance Co. of China, Ltd.	377,621

		534,643

Russia - 19.8%
17,700	Comstar United Telesystems (GDR)	221,255
17,343	Gazprom (ADR)	976,616
5,661	LUKOIL Sponsored (ADR)	486,018
824	MMC Norilsk Nickel (ADR)	223,098
3,810	Mobile TeleSystems (ADR)	387,820
34,972	Sberbank	145,924

		2,440,731

Singapore - 0.9%
106,000	Petra Foods, Ltd.	113,444

South Africa - 9.3%
72,772	African Bank Investments, Ltd.	351,338
5,684	AngloGold Ashanti Ltd.	243,719
33,072	FirstRand, Ltd.	96,252
7,340	Impala Platinum Holdings, Ltd.	253,219
3,921	Sasol	194,494

		1,139,022

South Korea - 7.0%
4,800	Kookmin Bank (ADR)	351,936
1,750	Samsung Electronics Co., Ltd. (GDR)(b)	512,313

		864,249

Taiwan - 5.9%
7,103	AU Optronics Corp. (ADR)	136,377
57,000	Delta Electronics, Inc.	193,653
21,578	Hon Hai Precision Industry Co., Ltd. (GDR)	266,028
71,119	Wistron Corp.	131,220

		727,278

Total Common Stocks
(Cost $9,138,840)		10,572,800

Preferred Stocks - 5.5%
Brazil - 3.1%
14,800	Banco Itau Holding Financeira S.A.	383,370

Russia - 2.4%
147	Transneft	293,265

Total Preferred Stocks
(Cost $544,166)		676,635

Participation Notes(PNotes) - 7.0%
India - 7.0%
5,521	Bharti Airtel, Ltd. (expires 3/17/11)(a)	139,720
5,069	Housing Development Finance Corp., Ltd. (expires 1/18/11)(a)	370,493
10,508	Satyam Computer Services, Ltd. (expires 3/12/10)(a), (b)	119,788
8,475	Tata Consultancy Services, Ltd. (expires 8/24/09)(a)	233,622

		863,623

Total Participation Notes(PNotes)
(Cost $686,343)		863,623

Total Investments - 98.3%
(Cost $10,369,349)(c)		$12,113,058
Other Assets, Less Liabilities - 1.7%
		213,472

Total Net Assets - 100.0%		$12,326,530

See Notes to Financial Statements.

1

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund
SCHEDULE OF INVESTMENTS
December 31, 2007 (Unaudited)
(a)	Non-income producing security.
(b)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At December 31, 2007, the aggregate market value of these securities amounted to $632,101 or 5.1% of net assets. The Advisor has deemed these securities to be liquid.

(c)	For federal income tax purposes the aggregate cost was $10,369,349 aggregate gross unrealized appreciation was $2,049,939 aggregate gross unrealized depreciation was $(306,230) and the net unrealized appreciation $1,743,709
ADR       American Depositary Receipt
GDR      Global Depositary Receipt
See Notes to Financial Statements.

2

Item 2. Controls and Procedures.
(a) The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SCOTTISH WIDOW INVESTMENT PARTNERSHIP TRUST

By:	/s/ John Brett

John Brett
President (principal executive officer)

Date:	February 7, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John Brett

John Brett
President (principal executive officer)

Date:	February 7, 2008

By:	/s/ Arun Sarwal

Arun Sarwal
Treasurer (principal financial and accounting officer)

Date:	February 4, 2008